Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 620,537	$ 457,259
Financial investments	19,693	11,058
Other financial instruments	5,279	7,801
Trade accounts receivables	140,793	141,910
Inventory	325,196	339,671
Recoverable income tax	7,575	15,193
Other assets	88,195	86,934
Total current assets	1,207,268	1,059,826
Non-current assets
Investments in equity instruments	5,093	5,649
Other financial instruments	3	92
Deferred income tax	236,887	235,073
Recoverable income tax	5,540	6,237
Other assets	135,726	129,614
Investments in associates	29,488	44,895
Property, plant and equipment	2,097,508	2,438,614
Intangible assets	834,687	909,279
Right-of-use assets	85,265	74,818
Total non-current assets	3,430,197	3,844,271
Total assets	4,637,465	4,904,097
Current liabilities
Loans and financings	50,883	143,196
Lease liabilities	32,747	21,678
Other financial instruments	8,523	19,077
Trade payables	443,288	451,603
Confirming payables	268,175	234,385
Dividends payable	3,707	2,830
Asset retirement, restoration and environmental obligations	47,561	33,718
Provisions	13,481
Contractual obligations	31,686	37,432
Salaries and payroll charges	70,234	68,165
Tax liabilities	92,346	49,524
Other liabilities	82,662	31,186
Total current liabilities	1,145,293	1,092,794
Non-current liabilities
Loans and financings	1,711,750	1,582,370
Lease liabilities	63,152	55,727
Other financial instruments	28,611	27,045
Asset retirement, restoration and environmental obligations	231,825	281,201
Tax liabilities	96,563	17,292
Provisions	32,151	56,787
Deferred income tax	132,535	166,406
Contractual obligations	69,272	79,680
Other liabilities	66,020	92,758
Total non-current liabilities	2,431,879	2,359,266
Total liabilities	3,577,172	3,452,060
Shareholders’ equity
Attributable to NEXA’s shareholders	813,930	1,197,324
Attributable to non-controlling interests	246,363	254,713
Total shareholder’s equity	1,060,293	1,452,037
Total liabilities and shareholders’ equity	$ 4,637,465	$ 4,904,097